Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Contractual maturities of financial assets and liabilities
The following are the contractual maturities of financial assets and liabilities, including estimated interest payments in respect of the interest-bearing loans and borrowings:

At December 31, 2020	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	1,797	1,797	1,797
Clinical trial deposits in current assets	1,221	1,221	1,221
Non-current financial assets	3.573	3,573	-
Cash and cash equivalents	129,716	129,716	129,716
Total financial assets	136,307	136,307	132,734
Financial liabilities
Trade payables	25,084	25,084	25,084
Interest-bearing loans and borrowings (Note 18)	36,654	51,421	3,354
Total financial liabilities	61,738	76,505	28,438

At December 31, 2019	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	1,471	1,471	1,471
Interest receivable	28	28	28
Prepayments and accrued income	2,282	2,282	424
Long-term security deposit	2,532	2,532	-
Cash and cash equivalents	73,966	73,966	73,966
Total financial assets	80,279	80,279	75,889
Financial liabilities
Trade payables	15,579	15,579	15,579
Interest-bearing loans and borrowings (Note 21)	19,157	19,426	19,157
Derivative liability	5,127	-	5,127
Total financial liabilities	39,863	35,005	39,863

Financial assets subject to variable interest rates	Financial assets subject to variable interest rates are as follows:
	2020 Carrying amount £’000	2019 Carrying amount £’000
Cash and cash equivalents	129,716	73,966
	129,716	73,966

Financial liabilities subject to variable interest rates	Financial liabilities subject to variable interest rates are as follows:
	2020 Carrying amount £’000	2019 Carrying amount £’000
Interest-bearing loans and borrowings	36,654	19,157
	36,654	19,157-

Financial assets and liabilities in foreign currency risk
Financial assets and liabilities in foreign currencies are as follows:

	2020 Carrying amount £’000	2019 Carrying amount £’000
Financial assets at amortized cost:
Interest receivable	-	15
Clinical trial deposits and other debtors	4,036	1,858
Cash and cash equivalents	92,844	12,518
	96,880	14,391
Financial liabilities at amortized cost:
Trade payables	13,779	4,374
Interest-bearing loans and borrowings (Notes 18 and 21)	36,654	19,157
	50,433	23,531

Disclosure of financial assets and liabilities
Fair value of financial assets

	2020		2019
	Carrying amount £’000	Fair value £’000	Carrying amount £’000	Fair value £’000
Financial assets at amortized cost:
Trade receivables	1,797	1,797	1,471	1,471
Interest receivable		-	28	28
Current clinical trial deposits and accrued income	1,221	1,221	424-	424-
Non-current financial assets	3,573	3,573	4,390	4,390
Embedded derivative asset	-	-	266	266
Cash and cash equivalents	129,716	129,716	73,966	73,966
Total financial assets at amortized cost	136,307	136,307	80,545	80,545

Fair value of financial liabilities

	2020			2019
	Carrying			Carrying
	amount	Fair value		amount	Fair value
	£ ’000	£	’000	£ ’000	£	’000
Financial liabilities at amortized cost
Trade payables	25,084		25,084	15,579		15,579
Interest-bearing loans and borrowings (Notes 18 and 21)	36,654		36,654	19,157		19,157
Derivative liability	-		-	5,127		5,127
Total financial liabilities	61,738		61,738	39,863		39,863

Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities

	At January 1, 2020 £’000	Cash flows £’000	Foreign exchange movement £’000	Net finance (income) / costs £’000	Leases £’000	Other £’000	At December 31, 2020 £’000
Interest-bearing loans and borrowings	19,157	37,252	(1,306)	708		(19,157)	36,654
Derivative liability	5,127	-	-	(1,287)	-	(3,840)	-
Lease liabilities	40,250	(4,426)	-		(8,591)		27,233
Total liabilities from financing activities	64,534	32,826	(1,306)	(579)	(8,591)	(22,997)	63,887

	At January 1, 2019 £’000	Cash flows £’000	Foreign exchange movement £’000	Net finance (income) / costs £’000	Leases £’000	At December 31, 2019 £’000
Interest-bearing loans and borrowings	18,878	-	(563)	842	-	19,157
Derivative liability	-	-	-	5,127	-	5,127
Lease liabilities	46,555	(4,036)	9	2,938	(5,216)	40,250
Total liabilities from financing activities	65,433	(4,036)	(554)	8,907	(5,216)	64,534